Summary of accounting policies - Breakdown of office buildings, land , equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 338,984	¥ 349,696
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	67,103	78,365
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	98,966	94,626
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	45,164	39,062
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	127,678	137,537
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 73	¥ 106